Property and equipment, net (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net
6. Property and equipment, net
Property and equipment, net consisted of the following (in thousands):
	March 31,	December 31,
	2023	2022
Quantum computer systems	$13,712	$13,714
Lab equipment	6,686	6,666
Computer equipment	3,583	3,545
Leasehold improvements	1,075	1,075
Furniture and fixtures	319	319
Construction-in-progress	86	86
Total property and equipment	25,461	25,405
Less: Accumulated depreciation	(23,420)	(23,111)
Property and equipment, net	$2,041	$2,294
Depreciation expense for the three month period ended March 31, 2023 and 2022 was $0.3 million and $0.3 million, respectively. The Company has not acquired any property and equipment under capital leases.
As of March 31, 2023 and December 31, 2022, substantially all of the Company’s long-lived assets, consisting of property and plant, net, and operating lease right-of-use assets, amounting to $11.0 million and $11.4 million, respectively, are located in North America, principally in Canada.

6. Property and equipment, net
Property and equipment, net consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021
Quantum computer systems	$13,714	$13,425
Lab equipment	6,666	6,645
Computer equipment	3,545	3,305
Leasehold improvements	1,075	1,074
Furniture and fixtures	319	316
Construction-in-progress	86	285
Total property and equipment	25,405	25,050
Less: Accumulated depreciation	(23,111)	(21,801)
Property and equipment, net	$2,294	$3,249
Depreciation expense for the years ended December 31, 2022, 2021, and 2020 was $1.3 million, $1.4 million and $1.9 million, respectively. During the years ended December 31, 2022, 2021, and 2020, the Company did not acquire any property and equipment under capital leases.